Short-term debt and short-term debt from related parties (Details) - EUR (€)	Mar. 31, 2019	Dec. 31, 2018
Long-term Debt and Capital Lease Obligations.
Short-term debt	€ 1,319,997,000	€ 1,205,294,000
Short-term debt from related parties	107,400,000	188,900,000
Short-term debt and short-term debt from related parties	1,427,397,000	1,394,194,000
Commercial paper borrowing limit	1,000,000,000	1,000,000,000
Remaining borrowing capacity	0	0
Offset amount	113,238,000	122,256,000
Short term borrowing from related party	400,000,000
Commercial paper program
Long-term Debt and Capital Lease Obligations.
Short-term debt	999,834,000	999,873,000
Borrowings under lines of credit
Long-term Debt and Capital Lease Obligations.
Short-term debt	318,540,000	204,491,000
Other
Long-term Debt and Capital Lease Obligations.
Short-term debt	€ 1,623,000	€ 930,000